Segment reporting (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	Jun. 12, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Total revenues		$ 11,904	$ 12,739	$ 9,540	$ 24,642	$ 18,284
Negative goodwill				27,264		27,264
Credit loss expense / (release)		95	106	623	201	662
Operating expenses		10,340	10,257	8,486	20,597	15,696
Operating profit / (loss) before tax		1,469	2,376	27,695	3,844	29,191
Tax expense / (benefit)		293	612	361	905	820
Net profit / (loss)		1,175	1,764	27,334	2,939	28,371
Additional information
Total assets		1,560,976	1,606,798		1,560,976		$ 1,716,924
Credit Suisse
Disclosure Of Operating Segments [Line Items]
Negative goodwill	$ 27,264			27,264		27,264
Operating profit / (loss) before tax						27,264
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Total revenues					12,196	10,049
Credit loss expense / (release)		(1)	(3)	149	(4)	164
Operating expenses					10,228	7,646
Operating profit / (loss) before tax					1,972	2,239
Additional information
Total assets		557,716			557,716		567,648
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Total revenues					4,695	3,087
Credit loss expense / (release)		103	44	221	146	237
Operating expenses					2,800	1,597
Operating profit / (loss) before tax					1,748	1,253
Additional information
Total assets		450,835			450,835		483,794
Asset Management
Disclosure Of Operating Segments [Line Items]
Total revenues					1,543	1,086
Credit loss expense / (release)		0	0	1	0	1
Operating expenses					1,303	911
Operating profit / (loss) before tax					241	174
Additional information
Total assets		22,439			22,439		21,804
Investment Bank
Disclosure Of Operating Segments [Line Items]
Total revenues					5,554	4,401
Credit loss expense / (release)		(6)	32	132	26	139
Operating expenses					4,496	3,891
Operating profit / (loss) before tax					1,032	372
Additional information
Total assets		419,978			419,978		428,269
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Total revenues					1,402	185
Credit loss expense / (release)		(1)	36	119	35	119
Operating expenses					1,818	1,235
Operating profit / (loss) before tax					(451)	(1,169)
Additional information
Total assets		96,574			96,574		201,131
Group Items
Disclosure Of Operating Segments [Line Items]
Total revenues					(747)	(524)
Credit loss expense / (release)		0	$ (2)	$ 2	(2)	2
Operating expenses					(48)	416
Operating profit / (loss) before tax					(699)	$ (942)
Additional information
Total assets		$ 13,435			$ 13,435		$ 14,277